Flow-Through Share Premium Liability (Tables)	12 Months Ended
Dec. 31, 2025
Flow-Through Share Premium Liability
Schedule of liability related to flow-through share issuances

In $000s
Balance, December 31, 2023	$3,137
Creation of flow-through share premium liability on issuance of flow-through shares	20,000
Settlement of flow-through share premium liability pursuant to qualified expenditures	(17,429)
Balance, December 31, 2024	$5,708
Creation of flow-through share premium liability on issuance of flow-through shares	7,203
Settlement of flow-through share premium liability pursuant to qualified expenditures	(12,911)
Balance, December 31, 2025	$—